Notes to the cash flow statements - Reconciliation of cash proceeds from disposal (Details) - Assets and liabilities over which control ceased - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2022	Sep. 30, 2021
Reconciliation of cash proceeds from disposal
Cash proceeds received (net of transaction costs)	$ 1,388	$ 1,322
Less: Cash deconsolidated		(50)
Cash consideration received (net of transaction costs and cash held)	$ 1,388	$ 1,272